SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 3,527,965	$ 5,622,926
Secured bank loans received	[2]	3,527,965	5,622,926
Unsecured bank loans received
Current borrowings		3,527,965	5,622,926
Non-current portion of non-current borrowings
Other borrowings	[3]	489,850	356,431
Non related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	[3]	489,850	356,431
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Current borrowings		3,527,965	5,622,926
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Bank overdrafts	[1]	1,474,292	1,371,598
Borrowings	[1]		2,130,248
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	$ 2,053,673	$ 2,121,080

[1]	Bank borrowings carry a weighted average effective interest rate at 4% (2025: 4%).
[2]	Secured bank borrowings were pledged by the personal guarantee and the private real estate properties owned by our former shareholders.
[3]	Included in other borrowings, a principal amount of USD489,850 (2025: USD356,431) was unsecured, interest bearing at 3.6% to 8.0% p.a. (2025: interest free or interest bearing at 3.6% p.a). USD77,152 were repayable between one to two years, all remaining balances were repayable within one year after the end of the reporting period.